Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 44,588	$ 42,398
Less: accumulated depreciation and amortization	(15,958)	(10,575)
Property and equipment, net	28,630	31,823
Depreciation and amortization	5,482	6,011	$ 2,567
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	6,784	6,443
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	2,322	2,205
Electronic equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	232	225
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	26,103	25,236
Capitalized internal-use software costs
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 9,147	8,289
Leasehold improvements, furniture and equipment, and electronic equipment
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 2,357	$ 455